Other assets-Other / Other liabilities - Schedule of Changes In Goodwill Within Other Assets-Other (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other	¥ 2,840	[1]	¥ 8,293	[1]
Wholesale [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other			8,293	[1]
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other	¥ 2,840	[1]

[1]	For the year ended March 31, 2013, Nomura recognized an impairment loss on goodwill of \8,293 million within the Wholesale segment. This is due to a decline in fair value of a reporting unit in the Wholesale segment caused by the prolonged economic downturn. For the year ended March 31, 2014, Nomura recognized a impairment loss on goodwill of \2,840 million within Other in Nomura's segment information. This is due to a decline in fair value of a reporting unit caused by the decrease in expected cash flows arising from the changes in the economic environment. These impairment losses were recorded within Non-interest expenses-Other in the consolidated statements of income. The fair values were determined based on a DCF method.